REVENUES	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUES
Exhibit 99.1

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Crocs Brand:
North America:
Wholesale	$172,055	$163,455
Direct-to-consumer	179,254	156,002
Total North America (1)	351,309	319,457
International:
Wholesale	238,508	180,803
Direct-to-consumer	58,961	44,965
Total International	297,469	225,768
Total Crocs Brand	$648,778	$545,225

Crocs Brand:
Total Wholesale	$410,563	$344,258
Total Direct-to-consumer	238,215	200,967
Total Crocs Brand	648,778	545,225
HEYDUDE Brand:
Total Wholesale	167,863	86,919
Total Direct-to-consumer	67,525	28,004
Total HEYDUDE Brand (2)	235,388	114,923
Total consolidated revenues	$884,166	$660,148
(1) North America includes the United States and Canada.
(2) The vast majority of HEYDUDE Brand revenues are derived from North America.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(in thousands)
Crocs Brand:
North America:
Wholesale	$181,085	$171,957	$353,140	$335,412
Direct-to-consumer	293,473	250,993	472,727	406,995
Total North America (1)	474,558	422,950	825,867	742,407
International:
Wholesale	226,257	220,554	464,765	401,356
Direct-to-consumer	132,135	88,712	191,096	133,678
Total International	358,392	309,266	655,861	535,034
Total Crocs Brand	$832,950	$732,216	$1,481,728	$1,277,441

Crocs Brand:
Total Wholesale	$407,342	$392,511	$817,905	$736,768
Total Direct-to-consumer	425,608	339,705	663,823	540,673
Total Crocs Brand	832,950	732,216	1,481,728	1,277,441
HEYDUDE Brand:
Total Wholesale	148,825	162,499	316,688	249,418
Total Direct-to-consumer	90,592	69,866	158,117	97,870
Total HEYDUDE Brand (2)	239,417	232,365	474,805	347,288
Total consolidated revenues	$1,072,367	$964,581	$1,956,533	$1,624,729
(1) North America includes the United States and Canada.
(2) The vast majority of HEYDUDE Brand revenues are derived from North America.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	(in thousands)
Crocs Brand:
North America:
Wholesale	$164,920	$166,626	$518,059	$502,038
Direct-to-consumer	315,824	278,702	788,550	685,697
Total North America (1)	480,744	445,328	1,306,609	1,187,735
International:
Wholesale	204,257	186,678	669,022	588,035
Direct-to-consumer	113,768	83,701	304,866	217,378
Total International	318,025	270,379	973,888	805,413
Total Crocs Brand	$798,769	$715,707	$2,280,497	$1,993,148

Crocs Brand:
Total Wholesale	$369,177	$353,304	$1,187,081	$1,090,073
Total Direct-to-consumer	429,592	362,403	1,093,416	903,075
Total Crocs Brand	798,769	715,707	2,280,497	1,993,148
HEYDUDE Brand:
Total Wholesale	146,501	181,768	463,189	431,186
Total Direct-to-consumer	100,447	87,619	258,564	185,489
Total HEYDUDE Brand (2)	246,948	269,387	721,753	616,675
Total consolidated revenues	$1,045,717	$985,094	$3,002,250	$2,609,823
(1) North America includes the United States and Canada.
(2) The vast majority of HEYDUDE Brand revenues are derived from North America.